Consolidated Statements of Income and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net revenue	$ 1,923,283	$ 1,093,836
Cost of revenue	(1,209,423)	(603,592)
Gross profit	713,860	490,244
Operating expenses:
Selling expense	(350,936)	(76,055)
General and administrative	(1,857,617)	(133,875)
Research and developing Expense	(22,055)
Total operating expenses	(2,230,608)	(209,930)
Income (loss) from operations	(1,516,748)	280,314
Other income (loss):
Other income	38,053	2,371
Interest income	2,918
Interest expense	(4,004)	(3,694)
Other expenses	(352)	(2,322)
Total other income/(loss)	36,615	(3,645)
Profit (loss) before income tax expense	(1,480,133)	276,669
Income tax expense	(7,146)	(614)
Net profit (loss) from continuing business	(1,487,729)	276,055
Non-controlling interest (income) loss	(24,700)	(79,812)
Net profit (loss) attributed to shareholders	(1,511,979)	196,243
Other comprehensive income (loss):
Foreign currency translation loss, net of income taxes	(75,596)	(16,716)
Total comprehensive income (loss)	$ (1,587,575)	$ 179,527
Loss per ordinary share, basic (in Dollars per share)	$ (1.15)
Weighted average number of ordinary shares outstanding, basic (in Shares)	102,445,851